Liquidity, Going Concern and Management Plans (Details Narrative) (FaceBank Group, Inc. Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash	$ 7,356				$ 7,356		$ 7,624
Working capital deficit	(258,300)				(258,300)
Accumulated deficit	(184,389)				(184,389)		(56,123)
Net loss	$ (73,604)	$ (56,343)	$ (3,365)	$ (2,867)	(129,947)	$ (6,232)	(38,127)	$ (129,312)
Net cash provided by (used in) operating activities					$ (42,314)	$ (1,548)
FaceBank Group, Inc Pre-Merger [Member]
Cash		81					7,624	31
Working capital deficit		(31,400)					(49,600)
Accumulated deficit		(111,593)					(56,123)	(21,763)
Net loss		(56,343)		(2,867)			(38,127)	(13,092)
Net cash provided by (used in) operating activities		$ (7,478)		$ (582)			$ 1,731	$ (3,153)